Components of OCI - Summary Of Disaggregation Of Changes Of Other Comprehensive Income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Comprehensive income:
Comprehensive income	€ (271,598)	€ 55,387	€ 73,177
Remeasurement losses on defined benefit plans	(2,057)	(760)	352
Cash flow hedging loss	1,942	5,092	(2,216)
Exchange differences on translation of foreign operations	2,353	(2,957)	(3,751)
Parent [member]
Comprehensive income:
Comprehensive income	(13,992)	(16,042)	(17,010)	€ (11,522)
Remeasurement losses on defined benefit plans	(2,053)	(717)	344
Cash flow hedging loss	1,965	4,802	(2,166)
Exchange differences on translation of foreign operations	2,138	(3,049)	(3,666)
Parent [member] | Reserve of cash flow hedges [member]
Comprehensive income:
Comprehensive income	1,560	(405)	(5,207)	(3,041)
Cash flow hedging loss	1,965	4,802	(2,166)
Parent [member] | Reserve of remeasurements of defined benefit plans [member]
Comprehensive income:
Comprehensive income	(4,517)	(2,464)	(1,747)	(2,091)
Remeasurement losses on defined benefit plans	(2,053)	(717)	344
Parent [member] | Reserve of exchange differences on translation [member]
Comprehensive income:
Comprehensive income	(11,035)	(13,173)	(10,056)	€ (6,390)
Exchange differences on translation of foreign operations	€ 2,138	(3,049)	€ (3,666)
Parent [member] | Increase (decrease) due to changes in accounting policy [member]
Comprehensive income:
Comprehensive income		(68)
Parent [member] | Increase (decrease) due to changes in accounting policy [member] | Reserve of exchange differences on translation [member]
Comprehensive income:
Comprehensive income		€ (68)